Business Acquisitions and Divestitures Business Acquisition Summary (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Dec. 31, 2019	Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses			$ 439		$ 2,478		$ 8,888
Business Combination, Acquisition Related Costs	[1]		8,225		8,901		16,211
Gain (Loss) on Disposition of Business			(1,770)		1,370	[2]	(14,547)	[2]
Operating Lease, Right-of-Use Asset			131,837		0
Goodwill			2,356,085		2,322,928		2,433,784
Dutch Linen Loan [Domain]
Business Acquisition [Line Items]
Interest Rate Period		four years							15 years
HCS [Member]
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses							8,891
Gain (Loss) on Disposition of Business							(12,972)
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			8,811	[3]	0		235
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables			10,331	[3]	750		1,464
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory			8,999	[3]	51		2,289
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment			9,241	[3]	2,004		3,381
Operating Lease, Right-of-Use Asset			4,462	[3]	0		0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other			1,133	[3]	479		126
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill			36,500	[3]	4,070		17,404
Goodwill			74,531	[3]	6,614		32,384
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets			154,008	[3]	13,968		57,283
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities			(20,659)	[3]	(146)		(2,077)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities			(4,000)	[3]	(509)		(2,679)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities			(24,659)	[3]	(655)		(4,756)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			$ 129,349	[3]	$ 13,313		$ 52,527

[1]	Acquisition and integration related charges include transaction costs and integration expenses associated with acquisitions.
[2]	For more information regarding our recent acquisitions and divestitures see Note 18 titled, "Business Acquisitions and Divestitures". Amortization of purchased intangible assets fiscal 2019 total includes an impairment charge of $16,249, see Note 3 titled, "Goodwill and Intangible Assets", for more information.
[3]	(1) Purchase price allocation is still preliminary as of March 31, 2020, as valuations have not been finalized.